Subsequent events (Details) - Subsequent Event [Member] - USD ($)	Mar. 02, 2026	Feb. 27, 2026
Purchase Agreements [Member]
Subsequent Event [Line Items]
Shares of a par value	$ 0.0001
Number of shares sold to purchasers (in Shares)	60,000,000
Purchase price	$ 0.086
Gross proceeds (in Dollars)	$ 5,160,000
Minimum [Member]
Subsequent Event [Line Items]
Authorized share capital (in Dollars)		$ 50,000
Number of shares authorized (in Shares)		500,000,000
Shares of a par value		$ 0.0001
Maximum [Member]
Subsequent Event [Line Items]
Authorized share capital (in Dollars)		$ 100,000
Number of shares authorized (in Shares)		1,000,000,000
Shares of a par value		$ 0.0001